UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Vicuna Advisors LLC

Address:     Quiambaug Cove   107 Wilcox Road, Suite 101    Stonington, CT 06378

Form 13F File Number:   028-10416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Joshua G. Welch
Title:            Managing Member
Phone:            (860) 536-0155

Signature, Place, and Date of Signing:

/s/ Joshua G. Welch              Stonington, CT       17th day of February, 2009
------------------------------
[Signature]                      [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                      8

Form 13F Information Table Value Total:                     $34,050
                                                            -------
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                       FORM 13F INFORMATION TABLE

                                                      VALUE    SHARES/   SH/   PUT/   INVSTMT     OTHER        VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN   CALL   DSCRETN    MANAGERS   SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                 COM       548661107     9,236     429,200   SH        SHARED-DEFINED          429,200
BED BATH & BEYOND INC.        COM       075896100     9,958     391,900   SH        SHARED-DEFINED          391,900
AARON RENTS INC               COM       025352016       639      24,000   SH        SHARED-DEFINED           24,000
AMERICAN EXPRESS CO. CMN      COM       025816109     4,129     222,600   SH        SHARED-DEFINED          222,600
WHOLE FOODS MKT INC           COM       966837106     2,002     212,082   SH        SHARED-DEFINED          212,082
CARMAX INC                    COM       143130102     3,624     459,936   SH        SHARED-DEFINED          459,936
FAMOUS DAVES OF AMERICA INC   COM       307068106     3,129   1,032,533   SH        SHARED-DEFINED        1,032,533
DELIA*S INC NEW               COM       246911101     1,332     622,656   SH        SHARED-DEFINED          622,656
